Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account		$ 218	$ 218		$ 100
Forward Purchase Agreement Derivative Asset		1,290
Total assets, at fair value		1,508
Public Warrants		2,530
Private Placement Warrants		421
Total liabilities, at fair value		2,951	30,342		17,888
Contingently convertible notes payable, including accrued interest			1,152	[1]	1,572	[2]
SAFEs			29,190		15,811
Term notes payable, including accrued interest	[2]				505
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account		218	218		100
Forward Purchase Agreement Derivative Asset
Total assets, at fair value		218
Public Warrants		2,530
Private Placement Warrants
Total liabilities, at fair value		2,530
Contingently convertible notes payable, including accrued interest				[1]		[2]
SAFEs
Term notes payable, including accrued interest	[2]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account
Forward Purchase Agreement Derivative Asset
Total assets, at fair value
Public Warrants
Private Placement Warrants
Total liabilities, at fair value
Contingently convertible notes payable, including accrued interest				[1]		[2]
SAFEs
Term notes payable, including accrued interest	[2]
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash held in a money market account
Forward Purchase Agreement Derivative Asset		1,290
Total assets, at fair value		1,290
Public Warrants
Private Placement Warrants		421
Total liabilities, at fair value		$ 421	30,342		17,888
Contingently convertible notes payable, including accrued interest			1,152	[1]	1,572	[2]
SAFEs			$ 29,190		15,811
Term notes payable, including accrued interest	[2]				$ 505

[1]	Elected the fair value option of accounting as discussed in Note 2.
[2]	Elected the fair value option of accounting as discussed in Note 2.